Segment Information (Details) - Schedule of Business Segments Comprised	12 Months Ended
Dec. 31, 2023
Distribution Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Providing access to financial products and services to licensed brokers.
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Providing operational support for the submission and processing of product applications.
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Providing training resources and materials.
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Facilitating the placement of investment products for the fund and/or unsecured loans to creditworthy customers.
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Solicitation of real estate sales for the developer, in exchange for commissions.
Fintech Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Managing an ensemble of fintech investments
Healthcare Business [Member]
Segment Reporting Information [Line Items]
Scope of Business Activities	Managing an ensemble of healthcare-related investments